Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (46.0%)

	Airlines (0.1%)
466,753	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$496,623
	Communication Services (7.0%)
1,630,000	Altice France, SA*
	7.375%, 05/01/26	1,740,155
1,250,000	Arrow Bidco, LLC*^
	9.500%, 03/15/24	1,252,331
	CenturyLink, Inc.*^
1,145,000	4.000%, 02/15/27	1,155,608
475,000	5.125%, 12/15/26	489,241
1,740,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	1,855,275
755,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	720,904
	CSC Holdings, LLC*
3,100,000	5.500%, 04/15/27µ	3,299,516
2,100,000	5.750%, 01/15/30	2,259,064
1,522,000	5.500%, 05/15/26µ	1,598,747
750,000	Cumulus Media New Holdings,
	Inc.*^
	6.750%, 07/01/26	791,719
750,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	748,316
5,706,000	Embarq Corp.
	7.995%, 06/01/36	6,350,607
	Entercom Media Corp.*^
1,175,000	7.250%, 11/01/24	1,244,014
705,000	6.500%, 05/01/27	756,003
	Frontier Communications Corp.
2,377,000	7.625%, 04/15/24	1,095,322
1,425,000	11.000%, 09/15/25	661,364
1,250,000	10.500%, 09/15/22	570,150
735,000	8.500%, 04/01/26*	754,621
500,000	8.000%, 04/01/27*	522,972
375,000	7.125%, 01/15/23	177,000
250,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	262,630
1,240,000	Gray Television, Inc.*^
	7.000%, 05/15/27	1,353,063
	Hughes Satellite Systems Corp.^
875,000	6.625%, 08/01/26	970,187
270,000	5.250%, 08/01/26	293,899
420,000	iHeartCommunications, Inc.
	8.375%, 05/01/27	457,592
4,425,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	4,481,264
	Intelsat Jackson Holdings, SA
1,730,000	9.750%, 07/15/25*^	1,477,221
985,000	8.000%, 02/15/24*^	1,010,511
475,000	5.500%, 08/01/23	389,422
1,250,000	LCPR Senior Secured Financing
	DAC*^
	6.750%, 10/15/27	1,325,375
	Netflix, Inc.
725,000	4.875%, 06/15/30*	758,372
525,000	4.875%, 04/15/28^	562,233
PRINCIPAL
AMOUNT		VALUE
510,000	SBA Communications Corp.
	4.000%, 10/01/22	$519,450
1,750,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	1,843,441
	Sprint Corp.
2,675,000	7.875%, 09/15/23^	2,844,194
2,430,000	7.125%, 06/15/24^	2,514,394
1,300,000	7.625%, 03/01/26^	1,359,488
470,000	7.250%, 02/01/28*	465,535
755,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	850,742
	Telesat Canada / Telesat, LLC*
812,000	4.875%, 06/01/27^	838,025
480,000	6.500%, 10/15/27	503,016
1,915,000	United States Cellular Corp.
	6.700%, 12/15/33	2,170,509
	Windstream Services, LLC /
	Windstream Finance Corp.@
392,000	7.750%, 10/01/21	49,147
167,000	10.500%, 06/30/24*	69,033
500,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	511,587
		55,923,259
	Consumer Discretionary (7.8%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
705,000	6.625%, 01/15/28	719,586
572,000	9.875%, 04/01/27	660,094
1,345,000	Beverages & More, Inc.*
	11.500%, 06/15/22	874,775
	Boyd Gaming Corp.
1,185,000	6.000%, 08/15/26	1,259,987
500,000	4.750%, 12/01/27*	509,843
1,220,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	1,241,246
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
3,130,000	5.125%, 05/01/27*^	3,279,630
1,805,000	5.000%, 02/01/28*	1,891,830
970,000	5.750%, 09/01/23	983,983
750,000	Cedar Fair, LP*^
	5.250%, 07/15/29	793,605
	Century Communities, Inc.
1,250,000	6.750%, 06/01/27*^	1,357,781
1,095,000	5.875%, 07/15/25	1,152,143
2,075,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	2,219,036
1,485,000	DISH DBS Corp.^
	7.750%, 07/01/26	1,561,032
2,255,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	2,365,134
	ESH Hospitality, Inc.*^
1,175,000	5.250%, 05/01/25	1,205,838
500,000	4.625%, 10/01/27	500,625
	Ford Motor Credit Company, LLC^
1,300,000	4.063%, 11/01/24	1,343,030
1,140,000	3.664%, 09/08/24	1,159,004
1,120,000	4.134%, 08/04/25	1,149,439
1,215,000	GLP Capital, LP / GLP Financing
	II, Inc.µ
	5.250%, 06/01/25	1,361,146

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL		PRINCIPAL
AMOUNT	VALUE	AMOUNT	VALUE
2,000,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	$2,064,620
1,795,000	Guitar Center, Inc.*
	9.500%, 10/15/21	1,787,542
1,241,000	Hasbro, Inc.
	6.600%, 07/15/28	1,503,955
250,000	Installed Building Products, Inc.*^
	5.750%, 02/01/28	267,801
1,260,000	International Game Technology,
	PLC*^
	6.250%, 01/15/27	1,426,162
1,900,000	L Brands, Inc.^
	6.875%, 11/01/35	1,907,106
1,200,000	Lennar Corp.^
	5.250%, 06/01/26	1,331,334
	M/I Homes, Inc.
1,335,000	5.625%, 08/01/25	1,406,296
705,000	4.950%, 02/01/28*^	727,035
	Mattel, Inc.*^
1,250,000	5.875%, 12/15/27	1,317,231
1,145,000	6.750%, 12/31/25	1,229,352
1,155,000	Mclaren Finance, PLC*^
	5.750%, 08/01/22	1,116,128
1,908,000	Meritage Homes Corp.
	7.000%, 04/01/22	2,086,589
500,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	449,223
1,643,000	Newell Brands, Inc.^
	4.200%, 04/01/26	1,717,116
2,300,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	2,363,342
	Rite Aid Corp.
2,245,000	6.125%, 04/01/23*	2,046,632
1,665,000	7.700%, 02/15/27^	1,363,668
730,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	709,644
500,000	Service Corp. International^
	5.125%, 06/01/29	533,803
	Sirius XM Radio, Inc.*
1,250,000	5.500%, 07/01/29	1,349,681
1,250,000	4.625%, 07/15/24^	1,299,556
1,250,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	1,266,369
750,000	Taylor Morrison Communities,
	Inc.*^
	5.750%, 01/15/28	821,092
1,250,000	Twin River Worldwide Holdings,
	Inc.*
	6.750%, 06/01/27	1,324,962
418,669	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	439,705
1,000,000	VOC Escrow, Ltd.µ*^
	5.000%, 02/15/28	1,042,095
		62,486,826
	Consumer Staples (2.1%)
1,230,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	1,278,228
750,000	Dean Foods Company*@
	6.500%, 03/15/23	144,562
725,000	Energizer Holdings, Inc.*^
	6.375%, 07/15/26	772,792
1,185,000	Fresh Market, Inc.*
	9.750%, 05/01/23	$581,788
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*^
2,665,000	5.875%, 07/15/24	2,743,138
1,750,000	6.750%, 02/15/28	1,944,495
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
1,000,000	5.500%, 01/15/30^	1,085,825
403,000	6.500%, 04/15/29	451,525
	New Albertson's, Inc.
621,000	7.750%, 06/15/26	672,273
248,000	8.000%, 05/01/31	271,042
	Pilgrim's Pride Corp.*
1,450,000	5.875%, 09/30/27	1,543,677
505,000	5.750%, 03/15/25	520,933
	Post Holdings, Inc.*
1,250,000	5.750%, 03/01/27	1,321,050
375,000	5.500%, 12/15/29^	398,736
250,000	5.625%, 01/15/28^	265,745
995,000	Simmons Foods, Inc.*
	7.750%, 01/15/24	1,067,172
	Vector Group, Ltd.*
1,320,000	6.125%, 02/01/25µ	1,316,238
500,000	10.500%, 11/01/26	524,500
		16,903,719
	Energy (4.4%)
720,000	Apergy Corp.
	6.375%, 05/01/26	764,118
738,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	484,504
	Buckeye Partners, LP^
750,000	3.950%, 12/01/26	744,390
500,000	5.850%, 11/15/43	475,625
1,005,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	381,890
2,156,000	California Resources Corp.*
	8.000%, 12/15/22	736,048
1,200,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	445,866
1,000,000	Cheniere Energy Partners, LPµ
	5.625%, 10/01/26	1,050,600
595,000	Chesapeake Energy Corp.*^
	11.500%, 01/01/25	483,812
1,490,000	DCP Midstream Operating, LP*^"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	1,382,117
	Denbury Resources, Inc.
1,191,000	7.750%, 02/15/24*	959,148
470,000	9.250%, 03/31/22*	413,896
279,000	5.500%, 05/01/22	170,781
540,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	441,253
700,000	eG Global Finance, PLC*
	6.750%, 02/07/25	710,223
	Energy Transfer Operating, LP
2,215,000	4.781%, 11/01/66µ"
	3 mo. USD LIBOR + 3.02%	1,815,514
1,900,000	5.875%, 01/15/24µ^	2,124,789
315,000	5.500%, 06/01/27^	361,009
	EnLink Midstream Partners, LP
1,235,000	6.000%, 12/15/22"
	3 mo. USD LIBOR + 4.11%	864,321
1,200,000	4.850%, 07/15/26^	1,110,390

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*@
900,000	9.375%, 05/01/24	$27,473
604,000	7.750%, 05/15/26	409,455
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
1,250,000	6.250%, 05/15/26	1,195,006
1,200,000	6.500%, 10/01/25^	1,179,018
	Gulfport Energy Corp.
1,200,000	6.375%, 05/15/25	607,812
720,000	6.000%, 10/15/24^	404,334
250,000	Hess Midstream Partners, LP*^
	5.125%, 06/15/28	259,164
282,000	HighPoint Operating Corp.^
	7.000%, 10/15/22	267,749
235,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	238,653
475,000	Laredo Petroleum, Inc.^
	10.125%, 01/15/28	423,940
1,620,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	1,061,286
1,200,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*^
	6.000%, 08/01/26	1,244,802
1,977,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	263,208
	Moss Creek Resources Holdings,
	Inc.*
500,000	10.500%, 05/15/27^	401,890
455,000	7.500%, 01/15/26	338,834
500,000	Murphy Oil Corp.^
	5.875%, 12/01/27	513,580
450,000	Nine Energy Service, Inc.*^
	8.750%, 11/01/23	380,862
625,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	478,075
1,240,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	1,285,750
750,000	Parkland Fuel Corp.*^
	5.875%, 07/15/27	796,650
960,000	Plains All American Pipeline,
	LPµ"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	898,051
1,050,000	SESI, LLC
	7.750%, 09/15/24	656,365
525,000	SM Energy Company^
	6.750%, 09/15/26	479,102
750,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.^
	6.500%, 07/15/27	820,339
	Transocean, Inc.*^
690,000	7.500%, 01/15/26	645,274
475,000	8.000%, 02/01/27	441,909
1,300,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	672,295
500,000	Viper Energy Partners, LP*^
	5.375%, 11/01/27	521,922
PRINCIPAL
AMOUNT		VALUE
1,385,000	W&T Offshore, Inc.*^
	9.750%, 11/01/23	$ 1,314,026
460,000	Weatherford International, Ltd.*
	11.000%, 12/01/24	489,072
940,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	530,851
35,167,041
	Financials (7.8%)
3,175,000	Acrisure, LLC / Acrisure Finance,
	Inc.*^
	7.000%, 11/15/25	3,122,978
59,000	AG Issuer, LLC*
	6.250%, 03/01/28	5,487
2,065,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	2,175,622
1,597,000	Ally Financial, Inc.
	8.000%, 11/01/31	2,260,442
1,975,000	Amwins Group, Inc.*
	7.750%, 07/01/26	2,160,601
2,795,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	2,869,599
2,200,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	2,240,997
575,000	Bank of America Corp.^"
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	575,365
1,710,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco,
	LLCµ*
	5.750%, 05/15/26	1,787,762
	Credit Acceptance Corp.µ*
1,250,000	6.625%, 03/15/26^	1,355,575
869,000	5.125%, 12/31/24	909,143
1,250,000	Donnelley Financial Solutions,
	Inc.^
	8.250%, 10/15/24	1,303,888
1,145,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	1,173,917
1,563,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	1,622,472
750,000	HAT Holdings I, LLC / HAT
	Holdings II, LLCµ*
	5.250%, 07/15/24	790,230
4,250,000	HUB International, Ltd.*
	7.000%, 05/01/26	4,396,391
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
1,180,000	5.250%, 05/15/27	1,184,460
237,000	4.750%, 09/15/24^	242,906
1,825,000	ILFC E-Capital Trust II*^"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,509,896
2,195,000	Iron Mountain, Inc.µ*^
	5.250%, 03/15/28	2,297,517
	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
3,140,000	7.250%, 08/15/24	3,239,773
1,250,000	6.250%, 06/03/26µ	1,317,125

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Ladder Capital Finance Holdings		780,000	Hill-Rom Holdings, Inc.*^
	LLLP / Ladder Capital Finance			4.375%, 09/15/27	$798,915
	Corp.*		2,350,000	Magellan Health, Inc.µ^
1,165,000	5.250%, 10/01/25µ	$1,203,521		4.900%, 09/22/24	2,451,825
237,000	4.250%, 02/01/27	236,778		Mallinckrodt International Finance,
1,040,000	Level 3 Financing, Inc.			SA / Mallinckrodt CB, LLC*
	5.375%, 05/01/25	1,074,731	1,650,000	5.625%, 10/15/23	652,295
2,290,000	LPL Holdings, Inc.*^		725,000	4.875%, 04/15/20	589,603
	5.750%, 09/15/25	2,394,206	1,740,000	Par Pharmaceutical, Inc.*^
2,085,000	MetLife, Inc.µ			7.500%, 04/01/27	1,770,850
	6.400%, 12/15/66	2,614,527	1,025,000	Team Health Holdings, Inc.*^
1,516,000	Nationstar Mortgage, LLC /			6.375%, 02/01/25	604,781
	Nationstar Capital Corp.			Tenet Healthcare Corp.
	6.500%, 07/01/21	1,516,637	2,250,000	6.250%, 02/01/27*^	2,385,225
	Navient Corp.		1,405,000	4.625%, 07/15/24^	1,443,483
1,645,000	5.000%, 03/15/27^	1,642,516	1,315,000	6.875%, 11/15/31	1,359,519
1,025,000	6.750%, 06/25/25^	1,121,714	1,250,000	4.875%, 01/01/26µ*	1,291,475
632,000	6.500%, 06/15/22	676,648	1,500,000	Teva Pharmaceutical Finance
1,080,000	NexBank Capital, Inc.*"			Company, BVµ^
	6.375%, 09/30/27			2.950%, 12/18/22	1,449,203
	3 mo. USD LIBOR + 4.59%	1,106,174		Teva Pharmaceutical Finance
1,250,000	Radian Group, Inc.			Netherlands III, BV^
	4.875%, 03/15/27	1,322,550	3,250,000	2.800%, 07/21/23	3,035,922
1,300,000	Simmons First National Corp."		2,050,000	6.000%, 04/15/24	2,090,846
	5.000%, 04/01/28		321,000	2.200%, 07/21/21	316,727
	3 mo. USD LIBOR + 2.15%	1,355,484	2,350,000	West Street Merger Sub, Inc.*^
	Springleaf Finance Corp.			6.375%, 09/01/25	2,324,338
1,640,000	6.875%, 03/15/25^	1,859,973			45,026,772
1,230,000	7.125%, 03/15/26	1,415,533

250,000	6.625%, 01/15/28^	282,446		Industrials (6.4%)
1,250,000	Starwood Property Trust, Inc.^		1,450,000	ACCO Brands Corp.*^
	4.750%, 03/15/25	1,308,500
				5.250%, 12/15/24	1,510,066
670,000	Towne Bank"
				Albertsons Companies, Inc. /
	4.500%, 07/30/27
				Safeway, Inc. / New Albertsons,
	3 mo. USD LIBOR + 2.55%	667,163
				LP / Albertsons, LLC*
440,000	Tronox Finance, PLC*^
			1,175,000	4.625%, 01/15/27	1,191,838
	5.750%, 10/01/25	440,229
			940,000	4.875%, 02/15/30	966,456
	VICI Properties, LP / VICI Note
				Allison Transmission, Inc.*
	Company, Inc.*
			825,000	4.750%, 10/01/27µ	859,110
940,000	3.750%, 02/15/27	944,799
			525,000	5.000%, 10/01/24µ	537,508
528,000	4.625%, 12/01/29^	552,552
			245,000	5.875%, 06/01/29^	267,981
470,000	4.125%, 08/15/30	477,602
			490,000	American Airlines Group, Inc.*^

		62,756,429		5.000%, 06/01/22	509,933
	Health Care (5.6%)		1,450,000	Arconic, Inc.^
				5.125%, 10/01/24	1,566,435

2,300,000	Acadia Healthcare Company, Inc.		2,450,000	ARD Finance, SA*
	5.625%, 02/15/23	2,335,708		6.500%, 06/30/27
2,730,000	Bausch Health Americas, Inc.*			7.250% PIK rate	2,535,052
	8.500%, 01/31/27	3,088,818		Avolon Holdings Funding, Ltd.µ*
	Centene Corp.*		500,000	5.250%, 05/15/24	551,355
1,000,000	4.250%, 12/15/27^	1,045,515	485,000	2.875%, 02/15/25	489,127
750,000	4.625%, 12/15/29	809,449	1,245,000	Beacon Roofing Supply, Inc.*^
	CHS/Community Health Systems,			4.875%, 11/01/25	1,239,989
	Inc.^			Cascades Inc/Cascades USA,
3,793,000	8.125%, 06/30/24*	3,418,441		Inc.*
1,100,000	8.000%, 03/15/26*	1,149,346	750,000	5.125%, 01/15/26^	777,799
750,000	6.250%, 03/31/23	764,093	500,000	5.375%, 01/15/28	517,688
2,715,000	DaVita, Inc.^			Covanta Holding Corp.
	5.125%, 07/15/24	2,778,205	1,400,000	5.875%, 03/01/24	1,428,966
1,450,000	Endo DAC / Endo Finance, LLC /		290,000	5.875%, 07/01/25^	301,638
	Endo Finco, Inc.*^		1,250,000	Delphi Technologies, PLC*^
	6.000%, 07/15/23	1,108,938		5.000%, 10/01/25	1,385,487
	HCA, Inc.		475,000	EnerSys*
4,055,000	5.875%, 05/01/23^	4,471,854		4.375%, 12/15/27	475,627
1,175,000	7.500%, 11/06/33	1,491,398	2,080,000	Fly Leasing, Ltd.
				5.250%, 10/15/24	2,164,001

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
235,000	GFL Environmental, Inc.*^
	5.125%, 12/15/26	$243,036
	Golden Nugget, Inc.*
1,360,000	6.750%, 10/15/24	1,398,916
1,100,000	8.750%, 10/01/25^	1,160,390
500,000	Granite Holdings US Acquisition
	Company*
	11.000%, 10/01/27	524,393
625,000	Graphic Packaging International,
	LLC*^
	4.750%, 07/15/27	676,863
1,215,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,283,812
1,835,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	1,921,529
1,250,000	Herc Holdings, Inc.*^
	5.500%, 07/15/27	1,306,969
	Hertz Corp.*^
1,330,000	7.625%, 06/01/22	1,379,004
995,000	6.000%, 01/15/28	1,004,706
1,250,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,282,694
750,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	797,182
2,053,000	Meritor, Inc.^
	6.250%, 02/15/24	2,105,844
588,000	Moog, Inc.*^
	4.250%, 12/15/27	605,437
1,175,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	1,196,890
850,000	Navistar International Corp.*
	6.625%, 11/01/25	892,236
940,000	Novelis Corp.*^
	4.750%, 01/30/30	944,700
1,700,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	1,731,866
505,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	550,940
790,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	813,447
	Station Casinos, LLC*
1,224,000	5.000%, 10/01/25^	1,256,093
823,000	4.500%, 02/15/28	821,445
785,000	Tennant Company
	5.625%, 05/01/25	822,747
1,000,000	TransDigm UK Holdings, PLC^
	6.875%, 05/15/26	1,069,945
	TransDigm, Inc.
1,260,000	6.250%, 03/15/26*^	1,362,375
700,000	7.500%, 03/15/27	766,987
	United Rentals North America,
	Inc.
980,000	4.875%, 01/15/28^	1,023,615
950,000	5.875%, 09/15/26	1,014,448
480,000	6.500%, 12/15/26µ	522,893
615,000	Waste Pro USA, Inc.*^
	5.500%, 02/15/26	634,111
1,250,000	XPO Logistics, Inc.*^
	6.750%, 08/15/24	1,356,106
		51,747,675
PRINCIPAL
AMOUNT		VALUE
	Information Technology (1.0%)
500,000	CDK Global, Inc.*
	5.250%, 05/15/29	$538,183
1,125,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	1,075,927
2,480,000	Dell International, LLC / EMC
	Corp.*^
	6.020%, 06/15/26	2,898,078
480,000	Fair Isaac Corp.*^
	4.000%, 06/15/28	489,276
1,495,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	1,302,070
520,000	IQVIA, Inc.µ*
	5.000%, 05/15/27	548,928
750,000	MTS Systems Corp.*
	5.750%, 08/15/27	791,985
646,000	PTC, Inc.*
	4.000%, 02/15/28	655,432
		8,299,879
	Materials (2.1%)
1,625,000	Alcoa Nederland Holding, BVµ*^
	7.000%, 09/30/26	1,765,107
534,000	Allegheny Technologies, Inc.^
	5.875%, 12/01/27	545,406
725,000	ArcelorMittal, SA^
	7.000%, 10/15/39	920,525
1,875,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	1,960,012
480,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	499,740
250,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	268,229
	First Quantum Minerals, Ltd.*
748,000	7.000%, 02/15/21	749,122
650,000	7.250%, 04/01/23^	646,952
	Freeport-McMoRan, Inc.
645,000	5.000%, 09/01/27^	670,300
475,000	5.450%, 03/15/43	484,588
900,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	923,836
725,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	759,978
745,000	Kaiser Aluminum Corp.*^
	4.625%, 03/01/28	760,455
250,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	273,258
1,130,000	New Gold, Inc.*
	6.375%, 05/15/25	1,066,573
250,000	Norbord, Inc.*^
	5.750%, 07/15/27	262,833
2,050,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	2,183,024
1,000,000	Silgan Holdings, Inc.*
	4.125%, 02/01/28	999,210
750,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	780,855
		16,520,003

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Real Estate (0.7%)
1,225,000	CBL & Associates, LP^
	5.250%, 12/01/23	$740,910
1,250,000	Forestar Group, Inc.*
	8.000%, 04/15/24	1,364,175
2,025,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	2,137,357
1,250,000	Service Properties Trustµ^
	4.350%, 10/01/24	1,317,469
		5,559,911
	Utilities (1.0%)
705,000	Calpine Corp.*
	4.500%, 02/15/28	699,677
250,000	NextEra Energy Operating
	Partners, LP*^
	4.250%, 07/15/24	261,000
300,000	NGPL PipeCo, LLC*^
	4.875%, 08/15/27	325,973
	NRG Energy, Inc.^
755,000	6.625%, 01/15/27	812,433
743,000	5.750%, 01/15/28µ	801,236
1,694,000	PPL Capital Funding, Inc.µ"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	1,657,757
	Talen Energy Supply, LLC*
500,000	10.500%, 01/15/26	444,798
250,000	7.250%, 05/15/27^	256,756
1,250,000	TerraForm Power Operating,
	LLC*^
	5.000%, 01/31/28	1,355,712
1,050,000	Vistra Energy Corp.*
	8.125%, 01/30/26	1,122,839
		7,738,181
	TOTAL CORPORATE BONDS
	(Cost $372,666,214)	368,626,318
CONVERTIBLE BONDS (72.3%)
	Communication Services (9.2%)
8,000,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	11,576,640
7,450,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	8,625,535
483,000	Intelsat, SA
	4.500%, 06/15/25	208,789
	Liberty Media Corp.
8,550,000	1.375%, 10/15/23	11,537,755
6,516,000	2.750%, 12/01/49*	6,803,812
5,350,000	2.250%, 09/30/46	3,097,864
1,900,000	2.250%, 12/01/48*^	2,219,153
2,750,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	3,694,680
1,654,000	Live Nation Entertainment, Inc.*
	2.000%, 02/15/25	1,656,646
3,750,000	Sea, Ltd.*
	1.000%, 12/01/24	4,357,650
7,500,000	Snap, Inc.*
	0.750%, 08/01/26	8,382,337
3,850,000	Twitter, Inc.
	0.250%, 06/15/24	3,783,434
PRINCIPAL
AMOUNT		VALUE
7,400,000	Zynga, Inc.*^
	0.250%, 06/01/24	$ 7,604,092
73,548,387
	Consumer Discretionary (11.8%)
15,250,000	Booking Holdings, Inc.^
	0.900%, 09/15/21	16,764,782
2,344,000	Chegg, Inc.*^
	0.125%, 03/15/25	2,517,198
	DISH Network Corp.
10,990,000	2.375%, 03/15/24~	10,128,219
3,750,000	3.375%, 08/15/26	3,654,038
	Etsy, Inc.
3,750,000	0.125%, 10/01/26*^	3,505,669
1,250,000	0.000%, 03/01/23	1,874,338
3,750,000	Guess, Inc.*
	2.000%, 04/15/24	4,071,113
	Liberty Interactive, LLC
1,250,000	3.750%, 02/15/30	875,831
1,202,198	4.000%, 11/15/29	848,421
5,500,000	NIO, Inc.*
	4.500%, 02/01/24	3,203,750
6,750,000	RH*
	0.000%, 09/15/24	7,861,961
12,750,000	Tesla, Inc.~
	2.000%, 05/15/24	28,072,376
7,500,000	Wayfair, Inc.*
	1.000%, 08/15/26	6,830,963
3,750,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	4,147,050
		94,355,709
	Energy (2.3%)
418,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	259,678
2,734,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	3,293,281
5,250,000	Nabors Industries, Inc.
	0.750%, 01/15/24	3,665,340
5,186,000	Oil States International, Inc.
	1.500%, 02/15/23	4,266,211
4,700,000	PDC Energy, Inc.
	1.125%, 09/15/21	4,425,403
	SunEdison, Inc.@
9,411,000	0.250%, 01/15/20	164,316
898,000	2.000%, 10/01/18	16,177
3,000,000	Transocean, Inc.^
	0.500%, 01/30/23	2,530,470
		18,620,876
	Financials (2.0%)
4,227,000	Hope Bancorp, Inc.
	2.000%, 05/15/38	3,966,934
6,800,000	JPMorgan Chase Bank, N.A.
	0.000%, 12/30/20	7,702,734
1,250,000	Prospect Capital Corp.^
	4.950%, 07/15/22	1,296,325
2,750,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	2,888,600
		15,854,593
	Health Care (11.8%)
9,961,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	10,644,325

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,750,000	CONMED Corp.*^
	2.625%, 02/01/24	$3,536,899
3,500,000	DexCom, Inc.
	0.750%, 12/01/23	5,565,140
6,750,000	Exact Sciences Corp.^
	0.375%, 03/15/27	7,625,137
2,700,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	2,745,036
5,000,000	Illumina, Inc.^
	0.500%, 06/15/21	6,263,725
1,667,000	Insmed, Inc.
	1.750%, 01/15/25	1,564,788
13,500,000	Insulet Corp.*^~
	0.375%, 09/01/26	15,168,937
6,750,000	Invitae Corp.*
	2.000%, 09/01/24	6,725,194
6,901,000	Ionis Pharmaceuticals, Inc.*
	0.125%, 12/15/24	6,922,669
2,750,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	3,987,803
4,050,000	NuVasive, Inc.
	2.250%, 03/15/21	5,344,825
6,470,000	Repligen Corp.^
	0.375%, 07/15/24	7,253,840
2,350,000	Sarepta Therapeutics, Inc.
	1.500%, 11/15/24	4,175,363
3,800,000	Tabula Rasa HealthCare, Inc.*
	1.750%, 02/15/26	4,224,954
1,305,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	2,662,017
		94,410,652
	Industrials (1.7%)
3,750,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	3,570,056
3,650,000	Atlas Air Worldwide Holdings, Inc.
	1.875%, 06/01/24	3,041,216
3,000,000	Chart Industries, Inc.*
	1.000%, 11/15/24	3,814,125
2,812,000	FTI Consulting, Inc.^
	2.000%, 08/15/23	3,708,227
		14,133,624
	Information Technology (31.9%)
6,250,000	8x8, Inc.*
	0.500%, 02/01/24	6,311,719
1,520,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	8,986,894
6,997,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	8,071,284
	Alteryx, Inc.*
4,167,000	0.500%, 08/01/24^	4,466,857
3,500,000	1.000%, 08/01/26	3,775,573
8,000,000	Coupa Software, Inc.*^
	0.125%, 06/15/25	10,060,200
3,750,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	4,192,237
3,850,000	DocuSign, Inc.^
	0.500%, 09/15/23	4,955,393
5,750,000	Envestnet, Inc.
	1.750%, 06/01/23	7,416,839
3,750,000	Everbridge, Inc.*
	0.125%, 12/15/24	3,986,944
5,500,000	Guidewire Software, Inc.
	1.250%, 03/15/25	6,551,875
PRINCIPAL
AMOUNT		VALUE
6,200,000	II-VI, Inc.
	0.250%, 09/01/22	$6,344,646
8,350,000	Inphi Corp.
	0.750%, 09/01/21	12,064,623
7,000,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	7,397,390
16,500,000	Microchip Technology, Inc.~
	1.625%, 02/15/27	22,006,380
3,750,000	MongoDB, Inc.*^
	0.250%, 01/15/26	4,049,231
7,500,000	Okta, Inc.*
	0.125%, 09/01/25	7,609,387
	ON Semiconductor Corp.
5,918,000	1.000%, 12/01/20	7,764,091
5,250,000	1.625%, 10/15/23^	7,006,624
15,850,000	Palo Alto Networks, Inc.^
	0.750%, 07/01/23	17,621,792
13,750,000	Proofpoint, Inc.*
	0.250%, 08/15/24	14,627,044
3,750,000	Q2 Holdings, Inc.*^
	0.750%, 06/01/26	4,522,669
2,219,000	Rapid7, Inc.
	1.250%, 08/01/23	3,437,098
3,000,000	Silicon Laboratories, Inc.^
	1.375%, 03/01/22	3,610,515
15,370,000	Splunk, Inc.~
	0.500%, 09/15/23	18,815,877
10,700,000	Square, Inc.^
	0.500%, 05/15/23	12,914,311
2,000,000	Twilio, Inc.^
	0.250%, 06/01/23	3,663,770
5,500,000	Viavi Solutions, Inc.
	1.750%, 06/01/23	6,622,825
6,000,000	Wix.com, Ltd.^
	0.000%, 07/01/23	7,447,620
9,500,000	Workday, Inc.
	0.250%, 10/01/22	13,012,482
4,250,000	Zendesk, Inc.^
	0.250%, 03/15/23	6,337,196
		255,651,386
	Real Estate (1.1%)
3,000,000	Extra Space Storage, LP*^
	3.125%, 10/01/35	3,659,745
3,600,000	IH Merger Sub, LLC
	3.500%, 01/15/22	5,041,152
		8,700,897
	Utilities (0.5%)
4,000,000	NRG Energy, Inc.^
	2.750%, 06/01/48	4,404,340
	TOTAL CONVERTIBLE BONDS
	(Cost $561,440,134)	579,680,464

BANK LOANS (6.4%)

	Communication Services (1.6%)
395,336	Charter Communications
	Operating, LLC"
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	397,993
1,296,750	Clear Channel Outdoor Holdings,
	Inc.!
	0.000%, 08/21/26	1,303,843

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
822,938	CommScope, Inc."
	4.895%, 04/06/26
	1 mo. LIBOR + 3.25%	$823,793
548,625	CSC Holdings, LLC"
	4.176%, 04/15/27
	1 mo. LIBOR + 2.50%	551,711
748,125	Cumulus Media New Holdings,
	Inc."
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	755,124
1,253,571	Frontier Communications Corp."
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75%	1,268,019
1,809,122	iHeartCommunications, Inc."
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	1,813,871
970,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	970,000
2,297,500	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	2,326,632
1,025,000	Intelsat Jackson Holdings, SA"
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	1,037,813
1,200,000	Terrier Media Buyer, Inc."
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	1,211,700
396,939	Zayo Group, LLC / Zayo Capital,
	Inc."
	3.645%, 01/19/21
	1 mo. LIBOR + 2.00%	397,590
		12,858,089
	Consumer Discretionary (1.0%)
955,135	Michaels Stores, Inc."
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	924,809
3,418,923	PetSmart, Inc."
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	3,415,949
1,775,539	Staples, Inc."
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	1,748,311
2,087,662	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	2,090,930
		8,179,999
	Energy (0.5%)
725,000	Buckeye Partners, LP"
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	732,402
800,000	Epic Crude Services, LP"
	7.040%, 03/02/26
	6 mo. LIBOR + 5.00%	778,000
1,231,234	McDermott Technology Americas,
	Inc."
	6.945%, 05/09/25
	3 mo. LIBOR + 5.00%	771,060
289,192	McDermott Technology Americas,
	Inc."
	7.484%, 10/21/21
	3 mo. LIBOR + 10.00%	314,496
PRINCIPAL
AMOUNT		VALUE
1,125,000	Par Pacific Holdings, Inc."
8.600%, 01/12/26
	3 mo. LIBOR + 6.75%	$ 1,133,438
3,729,396
	Financials (0.4%)
2,260,000	Connect Finco Sarl!
	0.000%, 12/11/26	2,277,831
653,091	GLP Financing, LLC"
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	652,275
269,862	Level 3 Financing, Inc."
	3.395%, 03/01/27
	1 mo. LIBOR + 1.75%	269,660
181,753	MGM Growth Properties
	Operating Partnership LP"
	3.566%, 03/21/25
	1 week LIBOR + 2.00%	182,418
		3,382,184
	Health Care (1.4%)
2,461,922	Amneal Pharmaceuticals, LLC"
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	2,262,925
2,119,045	Bausch Health Cos., Inc."
	4.670%, 06/02/25
	1 mo. LIBOR + 3.00%	2,130,307
771,623	Bausch Health Cos., Inc."
	4.420%, 11/27/25
	1 mo. LIBOR + 2.75%	775,269
1,636,134	Gentiva Health Services, Inc."
	5.069%, 07/02/25
	3 mo. LIBOR + 3.25%	1,644,314
321,738	HCA, Inc."
	3.395%, 03/13/25
	1 mo. LIBOR + 1.75%	323,874
1,119,456	Mallinckrodt International Finance,
	SA"
	4.695%, 09/24/24
	3 mo. LIBOR + 2.75%	940,763
1,158,000	Ortho Clinical Diagnostics, SA"
	5.013%, 06/30/25
	1 mo. LIBOR + 3.25%	1,147,868
2,218,067	Team Health Holdings, Inc."
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	1,784,502
		11,009,822
	Industrials (1.0%)
495,000	Allsup's Convenience Stores,
	Inc."
	7.910%, 11/18/24
	1 mo. LIBOR + 6.25%	497,475
1,791,000	Berry Global, Inc."
	3.781%, 07/01/26
	1 mo. LIBOR + 2.00%	1,801,074
1,025,000	Dun & Bradstreet Corp."
	6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	1,032,303
753,113	Granite Holdings US Acquisition
	Co."
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	754,054
1,260,354	Navistar International Corp."
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	1,265,711

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
657,993	RegionalCare Hospital Partners
	Holdings, Inc."
	5.395%, 11/17/25
	1 mo. LIBOR + 3.75%	$662,217
1,605,000	Scientific Games International,
	Inc.!
	0.000%, 08/14/24	1,602,994
272,917	TransDigm, Inc."
	4.145%, 06/09/23
	1 mo. LIBOR + 2.50%	273,087
		7,888,915
	Information Technology (0.5%)
1,138,500	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	1,123,569
1,200,000	Camelot U.S. Acquisition 1 Co."
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	1,208,250
386,000	CDW, LLC"
	3.400%, 10/13/26
	1 mo. LIBOR + 1.75%	388,494
1,218,354	VFH Parent LLC"
	5.263%, 03/01/26
	1 mo. LIBOR + 3.50%	1,224,452
		3,944,765
	TOTAL BANK LOANS
	(Cost $51,798,120)	50,993,170
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (15.9%)
	Consumer Staples (0.4%)
35,755	Energizer Holdings, Inc.
	7.500%, 01/15/22	3,555,477
	Energy (0.4%)
	NuStar Energy, LP"
62,620	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	1,423,352
37,094	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	916,222
43,000	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	1,138,210
		3,477,784
	Financials (3.0%)
32,300	Assurant, Inc.
	6.500%, 03/15/21	4,150,550
4,600	Bank of America Corp.^""
	7.250%	7,234,420
8,100	Wells Fargo & Company""
	7.500%	12,519,036
		23,904,006
	Health Care (1.8%)
108,000	Becton Dickinson and Company
	6.125%, 05/01/20	7,079,400
5,945	Danaher Corp.
	4.750%, 04/15/22	7,259,677
		14,339,077
NUMBER OF
SHARES		VALUE
Industrials (2.3%)
10,855	Fortive Corp.
	5.000%, 07/01/21	$ 10,459,878
73,760	Stanley Black & Decker, Inc.^
	5.250%, 11/15/22	7,744,063
18,203,941
	Information Technology (2.0%)
13,745	Broadcom, Inc.
	8.000%, 09/30/22	15,787,507
	Real Estate (1.1%)
6,600	Crown Castle International Corp.
	6.875%, 08/01/20	8,783,544
	Utilities (4.9%)
135,895	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	7,881,910
95,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	4.516%, 09/15/29	5,760,182
49,925	Dominion Energy, Inc.
	7.250%, 06/01/22	5,478,270
68,440	DTE Energy Company
	6.250%, 11/01/22	3,508,919
138,185	NextEra Energy, Inc.
	4.872%, 09/01/22	7,549,047
	Sempra Energy
38,350	6.750%, 07/15/21	4,795,284
35,250	6.000%, 01/15/21	4,463,003
		39,436,615
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $119,827,324)	127,487,951

COMMON STOCKS (3.0%)

	Communication Services (0.0%)
6,663	Cumulus Media, Inc. - Class A#	93,282
	Energy (0.9%)
1,875	Chevron Corp.	200,887
58,950	Energy Transfer, LP	742,180
64,780	Enterprise Products Partners, LP~	1,669,381
13,550	GasLog, Ltd.	87,804
17,855	Magellan Midstream Partners, LP	1,095,940
6,925	Schlumberger, Ltd.	232,057
344,673	Southwestern Energy Company^#	541,137
25,965	Targa Resources Corp.^	947,722
36,427	Tidewater, Inc.#	552,962
49,917	Transocean, Ltd.^#	227,622
15,224	Weatherford International, PLC^#	433,884
8,500	Williams Companies, Inc.^	175,865
		6,907,441
	Financials (0.1%)
13,850	American International Group, Inc.	696,101
	Health Care (2.0%)
88,148	Allergan, PLC	16,451,942

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

		VALUE
	TOTAL COMMON STOCKS
	(Cost $39,599,788)	$24,148,766
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.5%) #
	Consumer Discretionary (0.2%)
340	Alibaba Group Holding, Ltd.
7,024,060	Call, 06/19/20, Strike $220.00	358,700
37	Amazon.com, Inc.
7,432,264	Call, 01/15/21, Strike $1,900.00	1,036,740
	Tesla, Inc.
155
10,083,835	Put, 03/20/20, Strike $450.00	49,213
105
6,830,985	Put, 03/20/20, Strike $500.00	68,250
		1,512,903
	Financials (0.0%)
2,800	Wells Fargo & Company
13,143,200	Call, 01/15/21, Strike $55.00	256,200
	Information Technology (0.3%)
140	Lam Research Corp.
4,174,940	Call, 01/15/21, Strike $300.00	533,750
1,320	Micron Technology, Inc.
7,007,880	Call, 06/19/20, Strike $57.50	501,600
360	Servicenow, Inc.
12,176,280	Call, 08/21/20, Strike $340.00	1,242,000
		2,277,350
	TOTAL PURCHASED OPTIONS
	(Cost $5,404,636)	4,046,453
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (4.5%)
17,924,115	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	17,933,077
17,804,651	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	17,804,651
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $35,736,498)	35,737,728
TOTAL INVESTMENTS (148.6%)
(Cost $1,186,472,714)		1,190,720,850
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.5%)		(100,000,000)
LIABILITIES, LESS OTHER ASSETS¡ (-36.1%)		(289,366,082)
NET ASSETS (100.0%)		$801,354,768
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE

WRITTEN OPTION (-0.1%) #

	Consumer Discretionary (-0.1%)
135	Tesla, Inc.
8,782,695	Call, 03/20/20, Strike $600.00
	(Premium $372,354)	$(1,054,350)

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated

account as collateral for note payable aggregating a total value of $44,671,808.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

@In default status and considered non-income producing.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

~Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,705,407.

!This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

""Perpetual maturity.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**Step coupon security. Coupon changes periodically based

upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2020.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

¡As of January 31, 2020, the value of unfunded loan commitments was $196,560 for the Fund. See Notes to Schedule of Investments.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Bank Loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

3/2/2020 11:14 AM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund's investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund's securities typically will range from five to ten years. A substantial portion of the Fund's assets may be invested in below investment grade (high yield, high risk) securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2020 was as follows:*

Cost basis of investments	$1,166,939,038
Gross unrealized appreciation	74,679,490
Gross unrealized depreciation	(51,952,028)
Net unrealized appreciation (depreciation)	$22,727,462

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of

$100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.